Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of hedging financial instruments

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets- current

Fair value hedges
Interest rate futures contracts	$-	$11.0

Financial liabilities- current

Fair value hedges
Interest rate futures contracts	$43.8	$-
Hedges of net investments in foreign operations
Bank loans	27,290.4	-

	$27,334.2	$-

Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2023

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$ 48.6	March 2024

Hedged Items	Asset Carrying Amount NT$ (In Millions)	Accumulated Amount of Fair Value Hedge Adjustments NT$ (In Millions)

Financial assets at FVTOCI	$ 3,959.5	$ 43.8
December 31, 2024

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$ 40.4	March 2025

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$ 3,129.2	$ (11.0)
The effect for the years ended December 31, 2022, 2023 and 2024 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Interest rate futures contracts - US Treasury futures	$284.0	$20.5	$174.1

Hedged Items
Financial assets at FVTOCI	(284.0)	(20.5)	(174.1)

	$-	$-	$-

Summary of the information relating to the hedges of net investments in foreign operations
The following tables summarize the information relating to the hedges of net investments in foreign operations.
December 31, 2023

Hedging Instruments	Contract Amount (In Millions)	Annual Interest Rate	Maturity	Balance in Other Equity (Continuing Hedges)

Bank loans	JPY 124,500.0	0%	Due by April 2024	$618.2

Cash flow hedges [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2022, 2023 and 2024 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Forward exchange contracts (capital expenditures)	$-	$39.9	$5.0

Forward interest rate contracts (issuance of debts)	$1,379.1	$-	$-

Hedged Items
Forecast transaction (capital expenditures)	$-	$(39.9)	$(5.0)

Forecast transaction (issuance of debts)	$(1,379.1)	$-	$-

Hedges of net investments in foreign operations [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2023 and 2024 is detailed below:

	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
Hedging Instruments/Hedged Items	2023	2024
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
Bank loans	$618.2	$793.8

Hedged Items
Net investments in foreign operations	$(618.2)	$(793.8)